Debt	12 Months Ended
Dec. 31, 2025
Debt
Debt

Note 25.Debt

Borrowings as at December 31, 2025, comprise (i) borrowings of IC’Alps, which was acquired on August 4, 2025 and (ii) other debt held by the Group. IC’Alps’ borrowings are included in the Group’s consolidated financial statements from the Acquisition Date.

Debt is classified as current or noncurrent based on contractual maturities as of the reporting date. Interest expense is recognized using the effective interest method in accordance with ASC 835-30. A portion of the Group’s borrowings are denominated in EUR and CHF and are translated into USD at period-end exchange rates.

The Group’s borrowing arrangements do not include financial covenants. The agreements contain customary non-financial covenants, including change-of-control provisions. These provisions do not impose material restrictions on the Group’s operations or liquidity. No breaches, waivers, or events of default occurred during the period. Borrowings (excluding non-interest-bearing related party balances) bear interest at fixed rates ranging from approximately 0.7% to 4.3% per annum, depending on the underlying instrument.

Debt consisted of the following borrowings:

	As at December 31,	As at December 31,
USD’000	2025	2024
Bpifrance Innovation R&D Loan	499	—
Bpifrance Innovation Loan	403	—
PGE loans (CIC, Bpifrance, BNP)	394	—
Recoverable advances – Bpifrance (Innovation and BELICIM)	382	—
COVID-19 loans	117	102
ExWorks loans	—	5,900
Convertible notes	10	9
Indebtedness to related parties	1,408	1,465
Total debt	3,213	7,476

The aggregate contractual principal maturities of debt as at December 31, 2025, are presented below. Amounts represent contractual principal repayments and exclude interest.

Contractual maturities of debt
Year	USD’000
2026	842
2027	405
2028	360
2029	204
2030 and thereafter	1,402
Total debt	3,213

Notes payable and Indebtedness to related parties, current

Notes payable and indebtedness to related parties, current consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Short-term debt	689	—
Indebtedness to related parties	84	78
Other	69	5,909
Total notes payable and indebtedness to related parties, current	842	5,987

As at December 31, 2025, the current notes payable balance consisted of:

-	EUR 586,379 (USD 688,797) representing the current portion of IC’Alps long-term borrowings,
-	a CHF 46,600 (USD 58,847) current portion of the COVID-19 loans with UBS, and
-	unconverted notes under the 2024 L1 Facility in an aggregate amount of USD 10,000.

Accordingly, the Group’s notes payable balance primarily represents the current portion of longer-term financing arrangements rather than standalone short-term borrowings.

As at December 31, 2025, the indebtedness to related parties, current, consisted of loans from the noncontrolling shareholders of WISeKey SAARC for a total amount of USD 83,502 at closing rate (USD 77,638 as at December 31, 2024). These loans do not bear interest. See Note 40 for details.

In April 2019, WISeKey entered into a credit agreement with ExWorks Capital Fund I, L.P (“ExWorks”) to borrow up to USD 4,000,000 loan with the possibility to add up to USD 80,000 accrued interest to the loan principal. The loan bore an interest rate of 10% p.a. payable monthly in arrears. Total debt issue costs of USD 160,000 were recorded as debt discount at inception in April 2019 and amortized over the duration of the loan. As at December 31, 2024, the outstanding borrowings were USD 4,030,000 accrued interest amounted to USD 2,169,417 and the debt discount had been fully amortized. On February 14, 2025, the Group paid USD 2.5 million as full and final settlement of the loan with ExWorks and recorded a gain of USD 3,699,417 in its income statement under non-operating income (see Note 34).

In November 2022, WISeKey entered into a loan agreement with a third-party client to borrow funds for the purpose of increasing production capacity. Under the terms of the agreement, the client lent to WISeKey a total of USD 2 million. The loan did not bear interest and there were no fees or costs attributed to the loan. At inception in November 2022, a debt discount totaling USD 511,128 was recorded in additional paid-in capital. The Group repaid the full balance of the loan and recorded a debt discount amortization expense of USD 181,057 in the year ended December 31, 2025.

Bonds, mortgages, other long-term debt and indebtedness to related parties, noncurrent

Bonds, mortgages, other long-term debt and indebtedness to related parties, noncurrent consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Long-term debt	989	—
Indebtedness to related parties	1,324	1,387
Other	58	102
Total noncurrent debt	2,371	1,489

As at December 31, 2025, noncurrent debt consisted of:

-	EUR 842,357 (USD 989,484) representing the noncurrent portion of IC’Alps long-term borrowings,
-	a CHF 45,561 (USD 57,534) noncurrent portion of the COVID-19 loans with UBS, and

As at December 31, 2025, the indebtedness to related parties, noncurrent, balance consisted of the noncurrent portion of a payable balance to Peter Ward in relation to unused vacation allowance in the amount of USD 1,324,000. The current portion of this payable balance was recorded under accounts payable to other related parties (see Notes 23 and 40).

Bpifrance Innovation – Research & Development Loan Agreement

On June 30, 2022, Bpifrance Financement granted IC’Alps an Innovation – Research & Development Loan in the amount of EUR 500,000 to support an R&D program focused on optimizing the energy consumption of integrated circuits. The loan is repayable over 31 quarters with the final installment scheduled for March 31, 2030, and bears a fixed interest rate of 2.06% per annum. A processing fee was withheld from the proceeds at issuance.

As the loan was granted at market terms and transaction costs were immaterial, interest expense is recognized at the stated contractual rate.

As at December 31, 2025, IC’Alps owed Bpifrance Financement noncurrent debt in an aggregate amount of EUR 325,000 (USD 381,765) and current debt in an aggregate amount of EUR 100,000 (USD 117,466). From August 4, 2025, through December 31, 2025, IC’Alps recorded interest expense of EUR 4,764 (USD 5,555).

Bpifrance Innovation Loan

On June 30, 2022, Bpifrance Financement granted IC’Alps a business loan in the amount of EUR 500,000 to support the financing of intangible expenses related to the industrial and commercial launch of an innovation. The loan is repayable over a seven-year period ending June 30, 2029, and bears a fixed interest rate of 4.29% per annum. A processing fee was withheld from the proceeds at issuance.

The loan was initially measured at fair value, and interest expense is recognized subsequently using the effective interest method at an effective interest rate of 5.25% per annum.

As at December 31, 2025, IC’Alps owed Bpifrance Financement noncurrent debt in an aggregate amount of EUR 271,255 (USD 318,633) and current debt in an aggregate amount of EUR 72,050 (USD 84,635). From August 4, 2025, through December 31, 2025, IC’Alps recorded effective interest expense of EUR 10,618 (USD 12,381).

PGE loan – CIC Lyonnaise de Banque

On May 12, 2020, CIC Lyonnaise de Banque granted IC’Alps a state-guaranteed cash-flow loan (“PGE”) in the amount of EUR 600,000 as part of the French government’s COVID-19 economic support measures. Following an amendment effective May 15, 2021, IC’Alps rescheduled repayment over a 60-month period and became liable for interest at a fixed rate of 0.70% per annum on the outstanding principal (together with guarantee fees).

As the loan was granted at market terms and transaction costs were immaterial, interest expense is recognized at the stated contractual rate. As at December 31, 2025, IC’Alps owed CIC Lyonnaise de Banque current debt in an aggregate amount of EUR 63,287 (USD 74,340). From August 4, 2025 through December 31, 2025, IC’Alps recorded interest expense of EUR 295 (USD 344).

PGE Soutien Innovation loan – Bpifrance

On June 15, 2020, Bpifrance Financement granted IC’Alps a state-guaranteed cash-flow loan (PGE Soutien Innovation) in the amount of EUR 600,000 as part of the French government’s COVID-19 economic support measures. Following an amendment effective June 15, 2021, the repayment of principal and interest was rescheduled over 20 quarterly installments. Under the amended terms, interest accrues at a fixed rate of 3.35% per annum on the outstanding principal.

As the loan was granted at market terms and no transaction costs were incurred, interest expense is recognized at the stated contractual rate. As at December 31, 2025, IC’Alps owed Bpifrance Financement current debt in an aggregate amount of EUR 75,000 (USD 88,100). From August 4, 2025 through December 31, 2025, IC’Alps recorded interest expense of EUR 2,827 (USD 3,296).

PGE loan – BNP Paribas

On June 14, 2022, BNP Paribas granted IC’Alps a state-guaranteed business loan in the amount of EUR 300,000 as part of the French government’s COVID-19 economic support measures. Following an amendment effective June 13, 2023, repayment of principal, interest and guarantee fees was rescheduled over a 60-month period. Under the amended terms, interest accrues at a fixed rate of 3.75% per annum on the outstanding principal.

As the loan was granted at market terms and transaction costs were immaterial, interest expense is recognized at the stated contractual rate. As at December 31, 2025, IC’Alps owed BNP Paribas noncurrent debt in an aggregate amount of EUR 76,542 (USD 89,911) and current debt in an aggregate amount of EUR 120,333 (USD 141,339). From August 4, 2025, through December 31, 2025, IC’Alps recorded interest expense of EUR 3,368 (USD 3,927).

Recoverable advance from Bpifrance (“Avance Innovation”)

On July 3, 2018, Bpifrance Financement granted IC’Alps an interest-free repayable advance (“Avance Innovation”) in the amount of EUR 652,000 to support the development of analog and digital components for ultrasonic solutions. The advance was disbursed in three installments (subject to conditions) and is repayable in 20 equal quarterly installments beginning December 31, 2021, and ending September 30, 2026.

As the advance is interest-free, it was initially measured at fair value. Interest expense is recognized subsequently using the effective interest method at an effective interest rate of 4.18% per annum. The difference between the fair value at initial recognition and the cash proceeds received was recognized as deferred income (grant component) and is recognized in income over the related period.

As at December 31, 2025, IC’Alps owed Bpifrance Financement current debt in an aggregate amount of EUR 94,466 (USD 110,966). The current portion of deferred grant income was EUR 3,334 (USD 3,916); accordingly, the carrying value of the current debt was EUR 91,132 (USD 107,050). From August 4, 2025, through December 31, 2025, IC’Alps recorded effective interest expense of EUR 2,960 (USD 3,451).

BELICIM project – Bpifrance grant and recoverable advance agreement

On February 28, 2020, IC’Alps entered into a multi-party aid agreement with Bpifrance Financement under the PSPC-Régions Call for Projects (BELICIM). The aid available to IC’Alps under the program was structured as (i) a recoverable advance and (ii) a grant component.

The recoverable advance is repayable in four annual installments starting December 31, 2024, unless the project is declared a technico-economic failure. The recoverable advance was initially measured at fair value and interest expense is recognized subsequently over the repayment period using the effective interest method at an effective interest rate of 0.94% per annum.

As at December 31, 2025, IC’Alps owed Bpifrance Financement noncurrent debt in an aggregate amount of EUR 167,222 (USD 196,430) and current debt in an aggregate amount of EUR 61,253 (USD 71,952). From August 4, 2025, through December 31, 2025, IC’Alps recorded effective interest expense of EUR 1,296 (USD 1,511).

Loan Agreements with UBS SA

On March 26, 2020, two members of the Group, WISeKey International Holding Ltd and WISeKey SA, entered into the COVID-19 loans to borrow funds under the Swiss Government supported COVID-19 Credit Facility with UBS SA. Under the terms of the Agreement, UBS has lent such Group members a total of CHF 571,500. The loans are repayable in full by March 30, 2028, as amended, being the eighth anniversary of the date of deposit of the funds by UBS. Semi-annual repayments have started since March 31, 2022, and will be spread on a linear basis over the remaining term. Full repayment of the loans is permitted at any time. The interest rate is determined by Swiss COVID-19 Law. At inception, the COVID-19 loans carried an interest rate of 0%, which was updated to an interest rate of 1.5% per annum paid quarterly from April 1, 2023. There were no fees or costs attributed to the Covid loans and as such there is no debt discount of debt premium associated with the loan facility.

Under the terms of the loans, the relevant companies are required to use the funds solely to cover the liquidity requirements of the Group. In particular, the Group cannot use the funds for the distribution of dividends and directors’ fees as well as the repayment of capital contributions, the granting of active loans; refinancing of private or shareholder loans; the repayment of intra-group loans; or the transfer of guaranteed loans to a group company not having its registered office in Switzerland, whether directly or indirectly linked to applicant.

The outstanding balance on the loans as at December 31, 2024 was CHF 138,700 (USD 152,940).

During the year ended December 31, 2025, the loans accrued interest in a total amount of CHF 728 (USD 919 at closing rate) and WISeKey repaid CHF 46,600 out of the loans, bringing the total repayment to date to CHF 479,400 (USD 605,387 at closing rate). Therefore, as at December 31, 2025, the outstanding balance on the loans was CHF 92,161 (USD 116,381).

Subscription Agreement with L1 Capital Global Opportunities Master Fund

On October 23, 2024, the Group entered into a Subscription Agreement for the Subscription of up to $15M Convertible Notes (the “2024 L1 Facility”) with L1, pursuant to which L1 committed to grant a loan to WISeKey for up to a maximum amount of USD 15 million divided into tranches of variable sizes, during a commitment period of 24 months ending October 22, 2026. The 2024 L1 Facility plans for an initial tranche USD 1.25 million (the “2024 L1 Initial Tranche”) and subsequent tranches in an aggregate principal amount or aggregate principal amounts to be agreed upon between WISeKey and L1, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into unsecured convertible notes of USD 100,000 each that bear no interest. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares upon request by L1 within a period of 12 months from issuance and, in any case, no earlier than 40 days after the tranche closing and no later than at the expiry of the 12 months. For each tranche, the conversion price is determined as the lower of (i) a Fixed Conversion Price set at a premium of 100% to the daily VWAP of a WIHN Class B Share as traded on the SIX Swiss Exchange on the trading day prior to the date of completion of each tranche, and (ii) 94% of the lowest daily VWAP of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date.

Due to L1’s option to convert the loan in part or in full at any time before maturity, the 2024 L1 Facility was assessed as a share-settled debt instrument with an embedded put option. In line with ASC 480-10-55-43 and ASC 480-10-55-44, because the value that L1 will predominantly receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. The Group assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the 2024 L1 Facility was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Debt issue costs made up of legal expenses of USD 11,319, a commission of USD 67,500 to the placement agent and an aggregated fee of USD 137,500 to L1 were due upon issuance of the 2024 L1 Initial Tranche on October 25, 2024 and recorded as a debt discount against the 2024 L1 Initial Tranche principal amount. Upon subscription of each subsequent tranche under the 2024 L1 Facility, debt issue costs to L1 representing an aggregate of 11% of the principal value of the subscribed funds will be recorded as a debt discount against each tranche.

During the year ended December 31, 2024, WISeKey made one subscription under the 2024 L1 Facility in an amount of USD 1.25 million, the 2024 L1 Initial Tranche. For each subscription, the fair value of the debt is calculated using the discounted cash flow method creating a debt discount or a debt premium on the debt host with the credit or debit entry booked to APIC. The fair value of the debt for the 2024 L1 Initial Tranche was USD 1,328,458, giving rise to a debt premium of USD 78,458.

For the year ended December 31, 2024, L1 converted a total of USD 1,24 million out of the 2024 L1 Initial Tranche, resulting in the delivery of a total of 344,598 WIHN Class B Shares. A debt discount charge of USD 17,746 was amortized to the income statement and a total debit of USD 119,212 was booked to APIC on conversions as per ASC 470-02-40-4.

As at December 31, 2024, convertible notes in an aggregate amount of USD 10,000 remained unconverted and the unamortized debt discount balance was USD 903, hence a carrying value of USD 9,097. The outstanding 2024 L1 Facility available was USD 13.75 million.

During the year ended December 31, 2025, there were no subscriptions or conversions under the 2024 L1 Facility. A debt discount charge of USD 903 was amortized to the income statement. As at December 31, 2025, convertible notes in an aggregate amount of USD 10,000 remained unconverted and the debt discount was fully amortized, hence a carrying value of USD 10,000. The outstanding 2024 L1 Facility available was USD 13.75 million.

Subscription Agreement with Anson Investments Master Fund LP

On October 23, 2024, the Group entered into a Subscription Agreement for the Subscription of up to $15M Convertible Notes (the “2024 Anson Facility”) with Anson, pursuant to which Anson committed to grant a loan to WISeKey for up to a maximum amount of USD 15 million divided into tranches of variable sizes, during a commitment period of 24 months ending October 22, 2026. The 2024 Anson Facility plans for an initial tranche USD 1.25 million (the “2024 Anson Initial Tranche”) and subsequent tranches in an aggregate principal amount or aggregate principal amounts to be agreed upon between WISeKey and Anson, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into unsecured convertible notes of USD 100,000 each that bear no interest. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares upon request by Anson within a period of 12 months from issuance and, in any case, no earlier than 40 days after the tranche closing and no later than at the expiry of the 12 months. For each tranche, the conversion price is determined as the lower of (i) a Fixed Conversion Price set at a premium of 100% to the daily VWAP of a WIHN Class B Share as traded on the SIX Swiss Exchange on the trading day prior to the date of completion of each tranche, and (ii) 94% of the lowest daily VWAP of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date.

Due to Anson’s option to convert the loan in part or in full at any time before maturity, the 2024 Anson Facility was assessed as a share-settled debt instrument with an embedded put option. In line with ASC 480-10-55-43 and ASC 480-10-55-44, because the value that Anson will predominantly receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. The Group assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the 2024 Anson Facility was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Debt issue costs made up of legal expenses of USD 11,319, a commission of USD 67,500 to the placement agent and an aggregated fee of USD 137,500 to Anson were due upon issuance of the 2024 Anson Initial Tranche on October 23, 2024 and recorded as a debt discount against the 2024 Anson Initial Tranche principal amount. Upon subscription of each subsequent tranche under the 2024 Anson Facility, debt issue costs to Anson representing an aggregate of 11% of the principal value of the subscribed funds will be recorded as a debt discount against each tranche.

During the year ended December 31, 2024, WISeKey made one subscription under the 2024 Anson Facility in an amount of USD 1.25 million, the 2024 Anson Initial Tranche. For each subscription, the fair value of the debt is calculated using the discounted cash flow method creating a debt discount or a debt premium on the debt host with the credit or debit entry booked to APIC. The fair value of the debt for the 2024 Anson Initial Tranche was USD 1,328,458, giving rise to a debt premium of USD 78,458.

For the year ended December 31, 2024, Anson converted the 2024 Anson Initial Tranche in full, resulting in the delivery of a total of 346,820 WIHN Class B Shares. A debt discount charge of USD 18,774 was amortized to the income statement and a total debit of USD 119,087 was booked to APIC on conversions as per ASC 470-02-40-4.

As at December 31, 2024, there were no unconverted notes, hence a carrying value of USD nil. The outstanding 2024 Anson Facility available was USD 13.75 million.

During the year ended December 31, 2025, there were no subscriptions or conversions under the 2024 Anson Facility. As at December 31, 2025, there were no unconverted notes, hence a carrying value of USD nil. The outstanding 2024 Anson Facility available was USD 13.75 million.